Guarantees, Pledged Assets and Collateral Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	$ 61,600,000,000	$ 56,697,000,000
Collateral	443,000,000	687,000,000
Securities Loaned	436,000,000	669,000,000
Percentage share of losses owed on loans and MHFS sold with recourse	Primarily all of these programs and arrangements require that we share in the loans’ credit exposure for their remaining life by providing recourse to the GSE, up to 33.33% of actual losses incurred on a pro-rata basis.
Residual Value Guarantee, Reimbursement Terms	To the extent that a sale of the leased assets results in proceeds less than a stated percent (generally 80% to 89%) of the asset’s cost, we would be required to reimburse the lessor under our guarantee.
Securities owned and pledged as collateral not available to be repledged, Fair Value	456,189,000,000	398,282,000,000
Collateral received with the right to sell or repledge	46,600,000,000	31,100,000,000
Collateral sold or repledged	29,700,000,000	16,700,000,000
Direct pay letters of credit (DPLCs) [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	18,500,000,000	19,700,000,000
Third party clearing indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	2,100,000,000
Third-party clearing customer obligations	579,000,000
Collateral provided to third-party clearing agents	3,100,000,000
Guarantor Obligations, Term	These arrangements are for an indefinite period.
Long-term resale agreements [Member]
Guarantees (Textuals) [Abstract]
Collateral received with the right to sell or repledge	15,500,000,000	13,300,000,000
Standby Letters of Credit [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	39,759,000,000	41,171,000,000
Guarantor Obligations, Term	The terms of our standby letters of credit are predominantly five years or less.
Written put options [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	11,874,000,000	8,224,000,000
Guarantor Obligations, Term	The terms of our written put options are largely five years or less.
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	5,873,000,000	5,784,000,000
Guarantor Obligations, Term	Our recourse arrangements remain in effect as long as the loans are outstanding, which predominantly have remaining terms in excess of five years.
Securities lending and other indemnifications [Member]
Guarantees (Textuals) [Abstract]
Maximum exposure to loss	2,541,000,000	669,000,000
Guarantor Obligations, Term	These arrangements are for an indefinite period of time whereby we indemnify our clients against default by the borrower in returning these lent securities. This indemnity is supported by collateral received from the borrowers and is generally in the form of cash or highly liquid securities that are marked to market daily. Substantially all of these securities are returned to our clients within one year from trade date.
Loans and Available-for-Sale Securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	0	0
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Loans repurchased	26,000,000
Trading Securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	27,400,000,000	20,800,000,000
Securities owned and pledged as collateral not available to be repledged, Fair Value	$ 677,000,000	$ 2,800,000,000